Subsequent Events - Recent Financing Activities (Narrative) (Details) $ in Thousands, $ in Thousands	Apr. 11, 2025 MXN ($)	Apr. 11, 2025 USD ($)	Mar. 31, 2025 MXN ($)	Mar. 28, 2025 MXN ($)	Mar. 26, 2025 MXN ($)	Mar. 25, 2025 MXN ($)	Mar. 14, 2025 MXN ($)	Mar. 11, 2025 MXN ($)	Feb. 28, 2025 USD ($)	Feb. 26, 2025 MXN ($)	Feb. 24, 2025 MXN ($)	Feb. 21, 2025 USD ($)	Feb. 10, 2025 MXN ($)	Feb. 07, 2025 MXN ($)	Jan. 24, 2025 MXN ($)	Jan. 22, 2025 USD ($)	Jan. 13, 2025 MXN ($)	Jan. 10, 2025 USD ($)	Jan. 09, 2025 MXN ($)	Aug. 30, 2024 MXN ($)	May 24, 2024 MXN ($)	Apr. 11, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 01, 2025 MXN ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Nov. 22, 2024 MXN ($)	Nov. 11, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023	Jan. 23, 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																										$ 1,745,481,072				$ 1,577,509,797
Outstanding of revolving credit lines																															$ 661,213
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility available	$ 5,500,000																					$ 614,000
Obtain of revolving credit lines	$ 20,500,000	$ 5,902,000
Subsequent event | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness																								$ 143,403,700	$ 5,512,700
Twenty Eight Days SOFR Plus 350 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																$ 400,000							$ 1,487,457
Maturity														30-day		30-day
Interest rate basis spread														3.50%		3.50%							3.50%
Promissory Note | Twenty Eight Days TIIE
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			$ 7,500,000	$ 3,000,000
Promissory Note | Twenty Eight Days TIIE | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																			$ 7,500,000
Maturity			28-day	28-day															28-day
Promissory Note | Thirty Days SOFR Plus 375 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																		$ 21,000
Maturity																		30-day
Interest rate basis spread																		3.75%
Promissory Note | Twenty Eight Days TIIE Plus 310 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 1,000,000							$ 1,700,000
Maturity										28-day							28-day
Interest rate basis spread										3.10%							3.10%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 2,000,000		$ 3,000,000			$ 2,500,000			$ 2,500,000	$ 5,000,000
Maturity						28-day		28-day			28-day			28-day	28-day
Interest rate basis spread						3.50%		3.50%			3.50%			3.50%	3.50%								3.50%
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Points, Maturing July 2025 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 4,000,000
Maturity														28-day
Interest rate basis spread														3.50%									3.50%
Credit Line
Disclosure of non-adjusting events after reporting period [line items]
Revolving credit facility available																											$ 230,000
Credit Line | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 5,972,676
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																				$ 1,000,000								$ 3,000,000	$ 2,000,000
Maturity																				28-day
Interest rate basis spread																				3.10%								3.10%	3.10%			3.10%
Credit Line | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																					$ 19,000,000
Maturity																					28-days
Interest rate basis spread																					3.50%
Credit Line | Ninety One Days TIIE Plus 350 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 5,000,000
Maturity													91-day
Interest rate basis spread													3.50%
Credit Line | Ninety Day SOFR Plus 350 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread																																	3.50%
Credit Line | Ninety Day SOFR Plus 350 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings												$ 1,000,000
Maturity												90-day
Interest rate basis spread												3.50%
Credit Line | Ninety Day SOFR Plus 125 Basis Point | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									$ 1,000,000
Maturity									90-day
Interest rate basis spread									1.25%
Credit Line | One Hundred Eighty Two Days TIIE Plus 500 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 5,000,000
Maturity							182-day
Interest rate basis spread							5.00%
Credit Line | One Hundred Eighty Two Days TIIE Plus 182 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 2,986,338
Maturity					182-day
Interest rate basis spread					3.75%
Credit Line | One Hundred Eighty Two Days TIIE Plus 200 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings					$ 2,986,338
Maturity					182-day
Interest rate basis spread					2.00%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines																											$ 206,314
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines																						206,314
Proceeds from revolving credit lines		200,000
Repayments of revolving credit lines		$ 200,000
Revolving credit facility available																						$ 23,685